Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of fair value between the public warrants and the redeemable class A shares
Redeemable Class A Ordinary Shares
U.S. dollars in thousands
Gross proceeds	200,000
Less:
Proceeds allocated to public warrants	(14,815)
Class A ordinary shares issuance costs	(11,654)
Plus:
Accretion of carrying value to redemption value	30,469
Class A ordinary shares subject to possible redemption as of December 31, 2021	204,000
Accretion of carrying value to redemption value following interest earned on marketable securities held on trust account	2,826
Class A ordinary shares subject to possible redemption as of December 31, 2022	206,826